NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4%
	Communications - 3.7%
45,942	AT&T, Inc.	$ 951,000
31,729	Comcast Corporation, Class A	778,947
21,277	Verizon Communications, Inc.	900,868
		2,630,815
	Consumer Discretionary - 7.1%
11,238	Amazon.com, Inc.(a)	2,678,465
3,414	Builders FirstSource, Inc.(a)	305,485
25,855	Ford Motor Company	359,385
126	Home Depot, Inc. (The)	44,438
7,195	Starbucks Corporation	735,257
874	Tesla, Inc.(a)	367,604
3,913	TJX Companies, Inc. (The)	592,819
		5,083,453
	Consumer Staples - 5.3%
10,383	Altria Group, Inc.	747,057
8,780	Coca-Cola Company (The)	713,551
1,090	Costco Wholesale Corporation	1,019,662
752	Procter & Gamble Company (The)	110,273
10,779	Walmart, Inc.	1,220,830
		3,811,373
	Energy - 9.7%
13,170	Baker Hughes Company	730,935
5,359	Chevron Corporation	888,308
6,499	ConocoPhillips	675,636
15,301	Exxon Mobil Corporation	2,091,952
2,828	Kinder Morgan, Inc.	90,411
440	Marathon Petroleum Corporation	112,495
13,908	Occidental Petroleum Corporation	675,512
6,896	ONEOK, Inc.	599,538
505	Phillips 66	85,370
15,602	SLB Ltd.	725,337
3,261	Williams Companies, Inc. (The)	242,423
		6,917,917

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	Financials - 12.5%
542	Aon PLC, A	$ 179,776
16,514	Bank of America Corporation	940,968
601	Bank of New York Mellon Corporation (The)	86,911
2,998	Charles Schwab Corporation (The)	276,625
1,970	Chubb Ltd.	671,258
6,130	Citigroup, Inc.	857,955
9,643	Franklin Resources, Inc.	320,823
703	Goldman Sachs Group, Inc. (The)	710,993
19,098	Invesco Ltd.	503,996
1,987	JPMorgan Chase & Company	650,405
973	KKR & Company, Inc.	89,302
1,412	Marsh & McLennan Companies, Inc.	235,338
3,496	Morgan Stanley	730,804
517	Northern Trust Corporation	89,875
5,580	T Rowe Price Group, Inc.	634,390
2,071	Travelers Companies, Inc. (The)	683,678
11,347	US Bancorp	685,359
6,766	Wells Fargo & Company	559,142
		8,907,598
	Health Care - 9.7%
2,197	Abbott Laboratories	199,356
2,393	AbbVie, Inc.	602,175
1,840	Amgen, Inc.	666,301
3,694	Bristol-Myers Squibb Company	212,848
3,003	Cardinal Health, Inc.	713,393
781	Cencora, Inc.	221,007
5,423	Centene Corporation(a)	348,102
7,898	CVS Health Corporation	817,049
1,253	Danaher Corporation	238,671
3,412	Dexcom, Inc.(a)	229,798
4,997	Gilead Sciences, Inc.	631,321
2,969	Johnson & Johnson	754,036
6,303	Merck & Company, Inc.	809,935
561	Thermo Fisher Scientific, Inc.	281,264

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	Health Care - 9.7% (Continued)
437	UnitedHealth Group, Inc.	$ 181,630
		6,906,886
	Industrials - 14.7%
1,901	A O Smith Corporation	119,231
776	Boeing Company (The)(a)	167,981
230	Cummins, Inc.	164,038
1,285	Deere & Company	815,114
7,514	Delta Air Lines, Inc.	703,761
746	Eaton Corporation PLC	317,886
6,088	Fastenal Company	292,407
911	FedEx Corporation	285,261
455	Fedex Freight Holding Company, Inc.(a)	68,705
4,246	Fortive Corporation	259,388
2,059	General Electric Company	769,509
1,477	Honeywell Aerospace Inc.(a)	326,425
1,477	Honeywell International, Inc.	330,588
962	IDEX Corporation	218,326
2,759	JB Hunt Transport Services, Inc.	798,538
5,010	Johnson Controls International plc	732,011
2,147	L3Harris Technologies, Inc.	623,897
585	Lockheed Martin Corporation, Class B	298,034
1,035	Northrop Grumman Corporation	527,136
2,438	Old Dominion Freight Line, Inc.	528,071
329	Parker-Hannifin Corporation	321,801
15,240	Southwest Airlines Company	783,641
1,087	Stanley Black & Decker, Inc.	102,308
1,599	TE Connectivity plc	322,374
5,353	Textron, Inc.	491,031
1,551	United Parcel Service, Inc., Class B	166,733
		10,534,195
	Materials - 2.6%
15,115	Freeport-McMoRan, Inc.	950,582
699	Qnity Electronics, Inc.	114,154

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	Materials - 2.6% (Continued)
3,444	Steel Dynamics, Inc.	$ 790,260
		1,854,996
	Real Estate - 0.6%
1,550	Digital Realty Trust, Inc.	278,349
574	Prologis, Inc.	77,760
1,186	Ventas, Inc.	105,317
		461,426
	Technology - 24.8%
4,221	Accenture PLC, Class A	525,261
2,519	Adobe, Inc.(a)	516,445
4,456	Akamai Technologies, Inc.(a)	526,744
18,931	Apple, Inc.	5,477,873
474	Autodesk, Inc.(a)	92,155
1,618	Cadence Design Systems, Inc.(a)	607,268
826	CDW Corp	116,169
8,156	Cisco Systems, Inc.	958,004
1,939	Corning, Inc.	495,279
4,226	Fortinet, Inc.(a)	649,198
17,249	Intel Corporation(a)	2,408,478
694	Intuit, Inc.	181,134
1,956	NetApp, Inc.	302,711
5,630	ON Semiconductor Corporation(a)	532,260
1,821	Oracle Corporation	266,868
1,639	Palo Alto Networks, Inc.(a)	558,932
3,734	QUALCOMM, Inc.	690,006
3,981	Salesforce, Inc.	623,663
384	Seagate Technology Holdings PLC	370,560
504	Teradyne, Inc.	243,855
3,431	Texas Instruments, Inc.	1,022,678
1,799	Visa, Inc., Class A	617,219
		17,782,760
	Utilities - 5.7%
4,352	Alliant Energy Corporation	332,014
5,944	Ameren Corporation	671,909

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	Utilities - 5.7% (Continued)
1,671	American Electric Power Company, Inc.	$ 228,610
5,210	Duke Energy Corporation	659,482
7,278	Evergy, Inc.	629,038
13,458	Exelon Corporation	627,412
5,994	FirstEnergy Corporation	284,955
16,998	PPL Corporation	617,877
		4,051,297

	TOTAL COMMON STOCKS (Cost $57,169,314)	68,942,716

	EXCHANGE-TRADED FUNDS — 3.0%
	Equity - 3.0%
4,637	iShares Russell 1000 Value ETF	1,124,148
4,490	iShares S&P 500 Value ETF	1,019,499
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,096,323)	2,143,647

	TOTAL INVESTMENTS - 99.4% (Cost $59,265,637)	$ 71,086,363
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	434,147
	NET ASSETS - 100.0%	$ 71,520,510

(a)	Non-income producing security.

ETF – Exchange-Traded Fund

Ltd. – Limited Company

PLC – Public Limited Company